Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
10.	Derivative Financial Instruments

The Company uses interest rate derivatives with the objective of managing exposure to interest rate movements thereby minimizing the effect of interest rate changes and the effect they could have on future cash flows. Interest rate cap agreements are used to accomplish this objective. The following table provides the terms of the Company’s interest rate derivative instruments that were in effect at June 30, 2019 and December 31, 2018:

June 30, 2019
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	7/1/2019 - 8/1/2021	One-Month LIBOR	17	$559,157,350	2.40%	3.47%	$8,046

December 31, 2018
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	1/1/2019 - 8/1/2021	One-Month LIBOR	22	$713,237,850	2.52%	3.46%	$207,769

The interest rate cap agreements are not designated as effective cash flow hedges. Accordingly, the Company records any changes in the fair value of the interest rate cap agreements as interest expense. The change in the fair value of the interest rate cap agreements for the three and six months ended June 30, 2019, resulted in an unrealized loss of $20,107 and $199,723 and for the three and six months ended June 30, 2018, resulted in an unrealized gain of $131,281 and $578,894, respectively, which is included in interest expense in the accompanying consolidated statements of operations. During the three and six months ended June 30, 2019 and 2018, the Company did not acquire any interest rate cap agreements or receive any settlement proceeds. The fair value of the interest rate cap agreements of $8,046 and $207,769 as of June 30, 2019 and December 31, 2018, respectively, is included in other assets on the accompanying consolidated balance sheets.

10. Derivative Financial Instruments

The Company uses interest rate derivatives with the objective of managing exposure to interest rate movements thereby minimizing the effect of interest rate changes and the effect they could have on future cash flows. Interest rate cap agreements are used to accomplish this objective. The following table provides the terms of the Company’s interest rate derivative instruments that were in effect at December 31, 2018 and 2017:

December 31, 2018
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	1/1/2019 - 8/1/2021	One-Month LIBOR	22	$713,237,850	2.52%	3.46%	$207,769

December 31, 2017
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	6/1/2018 - 1/1/2021	One-Month LIBOR	29	$888,368,100	1.56%	3.17%	$347,409

The interest rate cap agreements are not designated as effective cash flow hedges. Accordingly, the Company records any changes in the fair value of the interest rate cap agreements as interest expense. The change in the fair value of the interest rate cap agreements for the years ended December 31, 2018, 2017 and 2016, resulted in an unrealized (gain) loss of $(87,160), $447,668 and $270,222, respectively, which is included in interest expense in the accompanying consolidated statements of operations. During the years ended December 31, 2018 and 2017, the Company acquired interest rate cap agreements of $43,200 and $300,000, respectively, and received settlement proceeds from interest rate cap agreements of $270,000 and $0, respectively. The fair value of the interest rate cap agreements of $207,769 and $347,409 as of December 31, 2018 and 2017, is included in other assets on the accompanying consolidated balance sheets.